14. INCOME TAXES (Details) (USD $)	3 Months Ended		7 Months Ended	12 Months Ended					70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Net loss before taxes	$ (388,251)	$ (1,246,043)	$ (21,874)	$ (3,407,757)	$ (954,677)	$ (9,485)	$ (9,485)	$ (34,675)	$ (4,826,204)
Statutory rate				35.00%	35.00%
Computed expected tax -recovery)				(1,192,715)	(334,137)
Stock-based compensation				746,638	37,720
Beneficial conversion feature				59,105
Increase in valuation allowance:				386,972	296,417
Reported income taxes